Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 14,544	$ 19,555	$ 298
Other current assets	147	625	335
Prepaid expenses	1,249	36	174
Tax credit receivable	1,271	838	908
Total current assets	17,211	21,054	1,715
Non-current assets:
Investment in Lantern Pharma Inc. stock	314	350	845
Property, plant and equipment, net	6	8	21
Operating lease right of use assets	65	86	331
Intangible assets, net	13,694	28,135	30,491
Total assets	31,290	49,633	33,403
Current liabilities
Line of credit			84
Accounts payable	5,799	698	2,116
Accrued liabilities	1,342	8,590	1,840
Warrant liability	2,265	11,273
Income taxes payable	52	60	57
Operating lease liabilities, current	82	98	109
Derivative liabilities	3,171
Convertible debt			1,327
Total current liabilities	12,711	20,719	5,533
Non-current liabilities
Convertible promissory note and accrued interest, net	1,005	979	880
Derivative liabilities		7,181	149
Operating lease liabilities, net of current portion		9	267
Deferred tax	700	1,961	2,135
Total liabilities	14,416	30,849	8,964
Commitments and contingencies (Note 20)
Preferred stock value	2,142	632
Stockholders’ equity
Common stock value	885	810	426
Additional paid-in capital	84,233	84,434	62,482
Accumulated other comprehensive (loss)	(814)	(600)	1,375
Accumulated deficit	(69,572)	(66,492)	(39,844)
Total stockholders’ equity	14,732	18,152	24,439
Total liabilities, redeemable convertible preferred stock & stockholders’ equity	$ 31,290	$ 49,633	$ 33,403